Parent Company Only - Statements of Comprehensive Income (Details) - TrustCo Bank Corp NY [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income:
Dividends and interest from subsidiaries	$ 202,345	$ 34,244	$ 34,220
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	202,345	34,244	34,220
Expense:
Operating supplies	0	0	0
Professional services	775	865	972
Miscellaneous expense	403	408	1,371
Total noninterest expense	1,178	1,273	2,343
Income before income taxes	201,167	32,971	31,877
Income tax benefit	(176)	(228)	(530)
Income before subsidiaries’ undistributed earnings	201,343	33,199	32,407
Equity in undistributed earnings of subsidiaries	(140,206)	15,634	26,239
Net income	61,137	48,833	58,646
Change in other comprehensive income	13,885	9,376	13,957
Comprehensive income	$ 75,022	$ 58,209	$ 72,603